UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Greenlight Capital, Inc.

Address:   140 East 45th Street
           24th Floor
           New York, NY 10017


Form 13F File Number: 028-07484


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Roitman
Title:  Chief Operating Officer
Phone:  212-973-1900

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel Roitman                 New York, NY                       8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:             109

Form 13F Information Table Value Total:  $    3,317,011
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13228             DME Advisors, L.P.
----  --------------------  ----------------------------------------------------
2     028-13259             Greenlight Masters, LLC
----  --------------------  ----------------------------------------------------
3                           DME Capital Management, LP
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
APPLE INC                    COM            037833100   62,954    250,286 SH       SOLE                   250,286      0    0
APPLE INC                    COM            037833100   11,092     44,100 SH       SOLE       1            44,100      0    0
APPLE INC                    COM            037833100    4,556     18,114 SH       SOLE       3            18,114      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105   82,888  3,350,367 SH       SOLE                 3,350,367      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105   13,542    547,378 SH       SOLE       1           547,378      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105    5,993    242,255 SH       SOLE       3           242,255      0    0
BECTON DICKINSON & CO        COM            075887109  102,499  1,515,805 SH       SOLE                 1,515,805      0    0
BECTON DICKINSON & CO        COM            075887109    9,764    144,400 SH       SOLE       1           144,400      0    0
BECTON DICKINSON & CO        COM            075887109    1,792     26,500 SH       SOLE       2            26,500      0    0
BECTON DICKINSON & CO        COM            075887109    7,424    109,795 SH       SOLE       3           109,795      0    0
BIOFUEL ENERGY CORP          COM            09064Y109    7,708  5,795,756 SH       SOLE                 5,795,756      0    0
BIOFUEL ENERGY CORP          COM            09064Y109    1,925  1,447,443 SH       SOLE       1         1,447,443      0    0
BIOFUEL ENERGY CORP          COM            09064Y109      398    298,905 SH       SOLE       3           298,905      0    0
CARDINAL HEALTH INC          COM            14149Y108  175,508  5,221,893 SH       SOLE                 5,221,893      0    0
CARDINAL HEALTH INC          COM            14149Y108   29,992    892,366 SH       SOLE       1           892,366      0    0
CARDINAL HEALTH INC          COM            14149Y108    2,033     60,500 SH       SOLE       2            60,500      0    0
CARDINAL HEALTH INC          COM            14149Y108   12,629    375,741 SH       SOLE       3           375,741      0    0
CAREFUSION CORP              COM            14170T101  158,634  6,988,270 SH       SOLE                 6,988,270      0    0
CAREFUSION CORP              COM            14170T101   27,186  1,197,624 SH       SOLE       1         1,197,624      0    0
CAREFUSION CORP              COM            14170T101      687     30,250 SH       SOLE       2            30,250      0    0
CAREFUSION CORP              COM            14170T101   11,409    502,580 SH       SOLE       3           502,580      0    0
CIT GROUP INC                COM NEW        125581801  284,215  8,393,835 SH       SOLE                 8,393,835      0    0
CIT GROUP INC                COM NEW        125581801   50,885  1,502,818 SH       SOLE       1         1,502,818      0    0
CIT GROUP INC                COM NEW        125581801    3,047     90,000 SH       SOLE       2            90,000      0    0
CIT GROUP INC                COM NEW        125581801   20,444    603,776 SH       SOLE       3           603,776      0    0
E M C CORP MASS              COM            268648102   83,543  4,565,180 SH       SOLE                 4,565,180      0    0
E M C CORP MASS              COM            268648102   14,777    807,500 SH       SOLE       1           807,500      0    0
E M C CORP MASS              COM            268648102    1,624     88,750 SH       SOLE       2            88,750      0    0
E M C CORP MASS              COM            268648102    6,013    328,570 SH       SOLE       3           328,570      0    0
EINSTEIN NOAH REST GROUP INC COM            28257U104   99,904  9,258,985 SH       SOLE                 9,258,985      0    0
EINSTEIN NOAH REST GROUP INC COM            28257U104    8,093    750,000 SH       SOLE       1           750,000      0    0
EINSTEIN NOAH REST GROUP INC COM            28257U104    7,817    724,484 SH       SOLE       3           724,484      0    0
EMPLOYERS HOLDINGS INC       COM            292218104   30,177  2,048,652 SH       SOLE                 2,048,652      0    0
EMPLOYERS HOLDINGS INC       COM            292218104    1,986    134,800 SH       SOLE       1           134,800      0    0
EMPLOYERS HOLDINGS INC       COM            292218104    2,085    141,548 SH       SOLE       3           141,548      0    0
ENERGY PARTNERS LTD          COM NEW        29270U303   16,878  1,382,290 SH       SOLE                 1,382,290      0    0
ENERGY PARTNERS LTD          COM NEW        29270U303    3,134    256,652 SH       SOLE       1           256,652      0    0
ENERGY PARTNERS LTD          COM NEW        29270U303    1,227    100,532 SH       SOLE       3           100,532      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109  233,036  5,932,691 SH       SOLE                 5,932,691      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109   41,220  1,049,400 SH       SOLE       1         1,049,400      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109   17,079    434,789 SH       SOLE       3           434,789      0    0
EVEREST RE GROUP LTD         COM            G3223R108   55,718    787,864 SH       SOLE                   787,864      0    0
EVEREST RE GROUP LTD         COM            G3223R108    9,611    135,907 SH       SOLE       1           135,907      0    0
EVEREST RE GROUP LTD         COM            G3223R108    4,008     56,674 SH       SOLE       3            56,674      0    0
FIFTH STREET FINANCE CORP    COM            31678A103   17,303  1,568,679 SH       SOLE                 1,568,679      0    0
FIFTH STREET FINANCE CORP    COM            31678A103    6,404    580,635 SH       SOLE       1           580,635      0    0
FIFTH STREET FINANCE CORP    COM            31678A103    1,491    135,178 SH       SOLE       3           135,178      0    0
FLAGSTAR BANCORP INC         COM            337930101    4,149  1,321,216 SH       SOLE                 1,321,216      0    0
FLAGSTAR BANCORP INC         COM            337930101      732    233,080 SH       SOLE       1           233,080      0    0
FLAGSTAR BANCORP INC         COM            337930101      301     95,702 SH       SOLE       3            95,702      0    0
FOSTER WHEELER AG            COM            H27178104   60,496  2,872,546 SH       SOLE                 2,872,546      0    0
FOSTER WHEELER AG            COM            H27178104   10,869    516,111 SH       SOLE       1           516,111      0    0
FOSTER WHEELER AG            COM            H27178104    4,313    204,815 SH       SOLE       3           204,815      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101    4,119    405,400 SH       SOLE                   405,400      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101      704     69,300 SH       SOLE       1            69,300      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101      155     15,300 SH       SOLE       3            15,300      0    0
HEALTH MGMT ASSOC INC NEW    CL A           421933102   39,332  5,061,998 SH       SOLE                 5,061,998      0    0
HEALTH MGMT ASSOC INC NEW    CL A           421933102    9,690  1,247,046 SH       SOLE       1         1,247,046      0    0
HEALTH MGMT ASSOC INC NEW    CL A           421933102    1,789    230,197 SH       SOLE       3           230,197      0    0
HEALTH NET INC               COM            42222G108   68,460  2,809,174 SH       SOLE                 2,809,174      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
HEALTH NET INC               COM            42222G108   11,967    491,046 SH       SOLE       1           491,046      0    0
HEALTH NET INC               COM            42222G108    4,926    202,117 SH       SOLE       3           202,117      0    0
LOCKHEED MARTIN CORP         COM            539830109   43,301    581,220 SH       SOLE                   581,220      0    0
LOCKHEED MARTIN CORP         COM            539830109    7,592    101,900 SH       SOLE       1           101,900      0    0
LOCKHEED MARTIN CORP         COM            539830109    3,120     41,880 SH       SOLE       3            41,880      0    0
M D C HLDGS INC              COM            552676108    1,522     56,457 SH       SOLE                    56,457      0    0
M D C HLDGS INC              COM            552676108      262      9,740 SH       SOLE       1             9,740      0    0
M D C HLDGS INC              COM            552676108      111      4,127 SH       SOLE       3             4,127      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100  108,090  2,080,259 SH       SOLE                 2,080,259      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100   18,269    351,600 SH       SOLE       1           351,600      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100    7,873    151,512 SH       SOLE       3           151,512      0    0
MI DEVS INC                  CL A SUB VTG   55304X104   55,945  4,574,382 SH       SOLE                 4,574,382      0    0
MI DEVS INC                  CL A SUB VTG   55304X104    8,829    721,935 SH       SOLE       1           721,935      0    0
MI DEVS INC                  CL A SUB VTG   55304X104      367     30,000 SH       SOLE       2            30,000      0    0
MI DEVS INC                  CL A SUB VTG   55304X104    4,023    328,918 SH       SOLE       3           328,918      0    0
MICROSOFT CORP               COM            594918104  140,993  6,127,478 SH       SOLE                 6,127,478      0    0
MICROSOFT CORP               COM            594918104   24,941  1,083,900 SH       SOLE       1         1,083,900      0    0
MICROSOFT CORP               COM            594918104   10,333    449,064 SH       SOLE       3           449,064      0    0
NCR CORP NEW                 COM            62886E108  111,389  9,190,476 SH       SOLE                 9,190,476      0    0
NCR CORP NEW                 COM            62886E108   19,544  1,612,500 SH       SOLE       1         1,612,500      0    0
NCR CORP NEW                 COM            62886E108    8,068    665,682 SH       SOLE       3           665,682      0    0
NVR INC                      COM            62944T105   43,663     66,658 SH       SOLE                    66,658      0    0
NVR INC                      COM            62944T105    8,208     12,530 SH       SOLE       1            12,530      0    0
NVR INC                      COM            62944T105    3,152      4,812 SH       SOLE       3             4,812      0    0
ORITANI FINL CORP            COM            686323106    1,600    159,992 SH       SOLE                   159,992      0    0
ORITANI FINL CORP            COM            686323106      283     28,300 SH       SOLE       1            28,300      0    0
ORITANI FINL CORP            COM            686323106      117     11,708 SH       SOLE       3            11,708      0    0
PFIZER INC                   COM            717081103  267,184 18,736,608 SH       SOLE                18,736,608      0    0
PFIZER INC                   COM            717081103   41,877  2,936,693 SH       SOLE       1         2,936,693      0    0
PFIZER INC                   COM            717081103    1,811    127,000 SH       SOLE       2           127,000      0    0
PFIZER INC                   COM            717081103   19,305  1,353,797 SH       SOLE       3         1,353,797      0    0
RALCORP HLDGS INC NEW        COM            751028101   78,383  1,430,349 SH       SOLE                 1,430,349      0    0
RALCORP HLDGS INC NEW        COM            751028101   12,708    231,900 SH       SOLE       1           231,900      0    0
RALCORP HLDGS INC NEW        COM            751028101    5,678    103,605 SH       SOLE       3           103,605      0    0
REPUBLIC AWYS HLDGS INC      COM            760276105   16,841  2,756,225 SH       SOLE                 2,756,225      0    0
REPUBLIC AWYS HLDGS INC      COM            760276105    2,794    457,327 SH       SOLE       1           457,327      0    0
REPUBLIC AWYS HLDGS INC      COM            760276105    1,217    199,248 SH       SOLE       3           199,248      0    0
SYMMETRICOM INC COM          COM            871543104    3,256    639,749 SH       SOLE                   639,749      0    0
SYMMETRICOM INC COM          COM            871543104      575    113,000 SH       SOLE       1           113,000      0    0
SYMMETRICOM INC COM          COM            871543104      238     46,813 SH       SOLE       3            46,813      0    0
TRANSATLANTIC HLDGS INC      COM            893521104   36,597    763,073 SH       SOLE                   763,073      0    0
TRANSATLANTIC HLDGS INC      COM            893521104    6,393    133,300 SH       SOLE       1           133,300      0    0
TRANSATLANTIC HLDGS INC      COM            893521104    2,673     55,727 SH       SOLE       3            55,727      0    0
TRAVELERS COMPANIES INC      COM            89417E109   84,724  1,720,288 SH       SOLE                 1,720,288      0    0
TRAVELERS COMPANIES INC      COM            89417E109   14,197    288,267 SH       SOLE       1           288,267      0    0
TRAVELERS COMPANIES INC      COM            89417E109    6,093    123,717 SH       SOLE       3           123,717      0    0
XEROX CORP                   COM            984121103   86,819 10,798,368 SH       SOLE                10,798,368      0    0
XEROX CORP                   COM            984121103   15,357  1,910,109 SH       SOLE       1         1,910,109      0    0
XEROX CORP                   COM            984121103    6,364    791,523 SH       SOLE       3           791,523      0    0


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